Average Annual Total Returns		12 Months Ended	58 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
LBMA Gold Price (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		67.41%	21.21%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.19%
FT Vest Gold Strategy Target Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		47.39%	14.68%
Performance Inception Date	Mar. 02, 2021
FT Vest Gold Strategy Target Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		41.06%	10.46%
FT Vest Gold Strategy Target Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		27.58%	9.38%